Digital assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Digital Assets [Abstract]
Digital assets
6.	Digital assets

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	1,718	—
Additions	—	1,250
Revaluation (loss) gain on digital assets through other comprehensive income	(468)	468
Revaluation loss on digital assets through net income (loss)	(625)	—
Disposals	(625)	—

Balance, end of the period	—	1,718

In January 2021, the Company purchased $750 of Bitcoin and in April 2021, the Company purchased $500 of Ethereum.
In November 2022, the Company sold all of its Bitcoin and Ethereum for proceeds of $625. As at December 31, 2022, the carrying value of the Company’s digital assets held was $nil (December 31, 2021 – $1,718).